Trust of Administration	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trust of Administration
38. TRUST OF ADMINISTRATION
On February 5, 2013, a trust agreement was entered into between Ferrosur Roca S.A. and Banco de la Nación Argentina to conduct the formalization process necessary to manage the funds paid by Ferrosur Roca S.A. for the investment works intended to strengthen the interurban rail system.
The trust assets are the amounts contributed by the trustor which are amounts resulting from the application of the Memorandum of Agreement entered into between the Group and
Unidad de Renegociación y Análisis de Contratos de Servicios Públicos
(Unit for the Renegotiation and Analysis of Public Service Contracts) dated May 19, 2008 and ratified by Decree No. 2017 of November 25, 2008, the income that the trust might earn from temporary placement of idle resources, the funds existing in the current account that the Group held at Standard Bank as of February 2013 and any other amounts that must be added to the trust.

With the enactment of Resolution No. 218 by the Ministry of Transport on July 27, 2016, which was published on August 3, 2016, the procedure for the certification of works proposed by the railway concessionaires was established.
Pursuant to Exhibits I and II of the above-mentioned resolution, a clear procedure has been laid down whereby each concessionaire must submit the projects of the works to be funded with the trust funds, the circuit to study the projects by the different agencies (National Committee for Transportation Regulation, ADIP and Secretariat of Transportation), the requirements for approval and the contents of the administrative act to be handed down by the competent authority approving the project and the maximum amount to be assigned to the trust accounts for such project.
Based on the regulation, the Company recognizes in other receivables the contributions to the Trust Fund for the Strengthening of the Interurban Railway System (“FFFSFI”) for which it has the right of reimbursement for infrastructure works under the concession agreements. The contributions made during 2020 amounted to 87,857.
As the use of the funds must be approved by the regulatory authority, the Group has no right to conduct the relevant activities.
The trustee manages the transactions and invests the funds mainly in term deposits. The Group recognizes interest income and trustee fees in gains or losses.
In year 2019, the first work proposed to the National State was completed with the contributions made by the Company to the FFFSFI. The same consisted of the heavy improvement of railway structure and mechanized treatment of 29.215 KM of track between km. 259 and km. 288,215 Parish Sur - Azul Norte in the Cañuelas-Olavarría branch.
During 2020, the second work was carried out according to this methodology and completed, also on the Monte division between kilometers 295 and 305.